Fair Value Measurements (Details) - USD ($)							9 Months Ended
	Jul. 18, 2025	Jun. 25, 2025	Jun. 05, 2025	Apr. 22, 2025	Apr. 21, 2025	Feb. 14, 2024	Sep. 30, 2025
Fair Value Measurements [Line Items]
Consideration received						$ 20,600,000
Fourth Securities Purchase Agreement [Member]
Fair Value Measurements [Line Items]
Fair value of equity securities					$ 500,000
Series D Preferred Stock [Member]
Fair Value Measurements [Line Items]
Preferred stock, shares issued (in Shares)					10,000
Fair value of shares received							$ 500,000
Number of shares sold (in Shares)	497	2,315	938	1,000,279			1,000,279
Consideration received				$ 500,000			$ 500,000
Stated value							5,000,000
Fair value of the consideration							(500,000)
Reduction in capital							4,500,000
Series D Preferred Stock [Member] | Stella Diagnostics, Inc [Member]
Fair Value Measurements [Line Items]
Consideration received							$ 500,000
Series D Preferred Stock [Member] | Stella Diagnostics, Inc [Member]
Fair Value Measurements [Line Items]
Preferred stock, shares issued (in Shares)				1,000,279
The "Fourth PIPE Financing" [Member] | Series D Preferred Stock [Member]
Fair Value Measurements [Line Items]
Preferred stock, shares issued (in Shares)				6,250